(Loss)/Income Per Share - Schedule of Antidilutive Securities Excluded from Inclusion in Calculation of Diluted Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from inclusion in calculation of diluted earnings per share	22,298,757	46,395,740	44,889,642
Convertible Redeemable Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from inclusion in calculation of diluted earnings per share		29,000,000	29,000,000
Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from inclusion in calculation of diluted earnings per share			3,702,222
Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from inclusion in calculation of diluted earnings per share	22,298,757	17,395,740	12,187,420